UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21034

SANFORD C. BERNSTEIN FUND II, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2017

Date of reporting period: June 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

Intermediate Duration Institutional Portfolio

Portfolio of Investments

June 30, 2017 (unaudited)

		Principal Amount (000)	U.S. $ Value
MORTGAGE PASS-THROUGHS - 22.0%
Agency ARMs - 0.0%
Federal Home Loan Mortgage Corp.
Series 2006
3.604% (LIBOR 12 Month + 2.08%), 12/01/36 (a)	U.S.$	1	$1,168
Series 2007
3.894% (LIBOR 12 Month + 2.14%), 3/01/37 (a)		2	1,848
Federal National Mortgage Association
Series 2007
3.085% (LIBOR 12 Month + 1.46%), 2/01/37 (a)		3	2,605
3.541%, 3/01/37 (b)		4	4,174

			9,795

Agency Fixed Rate 15-Year - 2.0%
Federal National Mortgage Association 2.50%, 10/01/31-2/01/32		12,423	12,503,745

Agency Fixed Rate 30-Year - 20.0%
Federal Home Loan Mortgage Corp. Gold
Series 2017
4.00%, 7/01/44		2,383	2,517,814
4.00%, 2/01/46		3,068	3,244,093
Series 2007
5.50%, 7/01/35		373	414,583
Series 2005
5.50%, 1/01/35		61	68,478
Federal National Mortgage Association
4.00%, 12/01/40-10/01/43		6,993	7,405,953
3.00%, 5/01/45-8/01/45		5,307	5,309,869
5.50%, 9/01/36		7	8,167
5.00%, 6/01/40		42	45,572
4.00%, 7/01/47, TBA		19,920	20,936,231
Series 2004
5.50%, 2/01/34-11/01/34		963	1,070,521
Series 2007
5.50%, 5/01/36-8/01/37		123	137,023
Series 2006
5.50%, 4/01/36		214	240,166
Series 2005
5.50%, 2/01/35		1,015	1,128,564
Series 2003
5.50%, 4/01/33-7/01/33		1,069	1,187,255
Series 2008
5.50%, 8/01/37		1	1,647
3.50%, 7/01/47, TBA		27,365	28,100,434
4.50%, 7/25/47, TBA		26,790	28,732,275
Government National Mortgage Association
3.00%, 4/20/46-5/20/46		2,904	2,936,703
3.50%, 7/01/47, TBA		17,640	18,268,425

			121,753,773

Total Mortgage Pass-Throughs (cost $134,191,909)			134,267,313

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADE - 21.2%
Industrial - 12.0%
Basic - 0.9%
Barrick North America Finance LLC
4.40%, 5/30/21	6	6,464
Dow Chemical Co. (The)
3.00%, 11/15/22	15	15,283
4.125%, 11/15/21	30	31,894
7.375%, 11/01/29	180	241,726
Eastman Chemical Co.
3.80%, 3/15/25	424	436,114
Glencore Funding LLC
4.125%, 5/30/23 (c)	502	515,132
LYB International Finance BV
4.00%, 7/15/23	75	79,345
LyondellBasell Industries NV
5.75%, 4/15/24	996	1,140,968
Minsur SA
6.25%, 2/07/24 (c)	397	426,279
Mosaic Co. (The)
5.625%, 11/15/43	486	496,031
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (c)	1,043	1,041,124
Vale Overseas Ltd.
6.875%, 11/21/36	820	879,450
Yamana Gold, Inc.
4.95%, 7/15/24	395	398,835

		5,708,645

Capital Goods - 0.2%
Embraer Netherlands Finance BV
5.40%, 2/01/27	925	961,792
General Electric Co.
Series D
5.00%, 1/21/21 (d)	355	376,463

		1,338,255

Communications - Media - 1.0%
21st Century Fox America, Inc.
6.55%, 3/15/33	795	1,001,907
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25	470	507,746
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	45	60,218
Comcast Corp.
3.125%, 7/15/22	17	17,589
5.15%, 3/01/20	83	89,948
Cox Communications, Inc.
2.95%, 6/30/23 (c)	463	451,161
TCI Communications, Inc.
7.875%, 2/15/26	136	183,017
Time Warner Cable LLC
4.00%, 9/01/21	30	31,376

		Principal Amount (000)	U.S. $ Value
4.125%, 2/15/21		1,825	1,912,636
4.50%, 9/15/42		460	439,033
5.00%, 2/01/20		75	80,029
Time Warner Cos., Inc.
7.57%, 2/01/24		10	12,411
Time Warner, Inc.
3.40%, 6/15/22		63	64,729
3.60%, 7/15/25		1,175	1,177,526
Viacom, Inc.
3.875%, 12/15/21		40	41,652

			6,070,978

Communications - Telecommunications - 2.3%
America Movil SAB de CV
3.125%, 7/16/22		1,403	1,426,293
AT&T Corp.
8.25%, 11/15/31 (b)		8	11,133
AT&T, Inc.
3.00%, 2/15/22		45	45,178
3.40%, 5/15/25		2,600	2,551,718
4.125%, 2/17/26		1,976	2,025,005
4.45%, 5/15/21		66	70,217
BellSouth Telecommunications LLC
7.00%, 10/01/25		135	162,008
British Telecommunications PLC
9.125%, 12/15/30 (b)		69	104,945
New Cingular Wireless Services, Inc.
8.75%, 3/01/31		20	28,558
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	256	212,189
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%, 9/20/21 (c)	U.S.$	691	697,081
Verizon Communications, Inc.
2.625%, 8/15/26		1,678	1,548,458
3.50%, 11/01/21-11/01/24		5,150	5,198,731
5.15%, 9/15/23		5	5,557
Vodafone Group PLC
4.375%, 3/16/21		15	16,002

			14,103,073

Consumer Cyclical - Automotive - 1.2%
Ford Motor Credit Co. LLC
2.597%, 11/04/19		748	753,019
3.664%, 9/08/24		1,327	1,325,912
5.00%, 5/15/18		1,984	2,035,028
5.875%, 8/02/21		930	1,034,672
General Motors Co.
3.50%, 10/02/18		640	651,027
General Motors Financial Co., Inc.
3.10%, 1/15/19		1,130	1,145,571
3.25%, 5/15/18		87	88,013
4.00%, 1/15/25		204	205,167
4.30%, 7/13/25		265	270,671

			7,509,080

	Principal Amount (000)	U.S. $ Value
Consumer Non-Cyclical - 1.7%
Ahold Finance USA LLC
6.875%, 5/01/29	120	150,577
Baxalta, Inc.
3.60%, 6/23/22	15	15,526
Becton Dickinson and Co.
3.734%, 12/15/24	341	346,729
Biogen, Inc.
3.625%, 9/15/22	11	11,513
4.05%, 9/15/25	1,352	1,429,510
Bunge Ltd. Finance Corp.
8.50%, 6/15/19	32	35,744
Grupo Bimbo SAB de CV
3.875%, 6/27/24 (c)	1,115	1,148,863
Kimberly-Clark Corp.
3.875%, 3/01/21	35	37,019
Laboratory Corp. of America Holdings
3.60%, 2/01/25	530	537,203
Medtronic, Inc.
3.50%, 3/15/25	1,655	1,720,637
Mylan NV
3.95%, 6/15/26	382	387,436
Mylan, Inc.
2.60%, 6/24/18	81	81,576
Sigma Alimentos SA de CV
4.125%, 5/02/26 (c)	980	991,025
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 7/21/23	1,152	1,121,760
3.15%, 10/01/26	763	723,896
Tyson Foods, Inc.
2.65%, 8/15/19	338	342,255
3.95%, 8/15/24	1,094	1,146,873
4.50%, 6/15/22	101	109,367

		10,337,509

Energy - 2.8%
Anadarko Finance Co.
Series B
7.50%, 5/01/31	20	25,013
Apache Corp.
3.625%, 2/01/21	20	20,621
Cenovus Energy, Inc.
3.00%, 8/15/22	68	65,184
5.70%, 10/15/19	306	322,943
ConocoPhillips Holding Co.
6.95%, 4/15/29	85	109,495
Ecopetrol SA
5.875%, 5/28/45	540	495,720
Encana Corp.
3.90%, 11/15/21	805	821,551
Energy Transfer LP
4.65%, 6/01/21	59	62,224
6.625%, 10/15/36	120	137,360
6.70%, 7/01/18	809	843,795
7.50%, 7/01/38	1,389	1,691,677
Enterprise Products Operating LLC
3.35%, 3/15/23	95	97,554
5.20%, 9/01/20	606	657,716

	Principal Amount (000)	U.S. $ Value
Hess Corp.
4.30%, 4/01/27	1,084	1,061,550
Kinder Morgan Energy Partners LP
2.65%, 2/01/19	73	73,532
6.85%, 2/15/20	18	19,944
Kinder Morgan, Inc./DE
5.00%, 2/15/21 (c)	645	690,963
Marathon Petroleum Corp.
5.125%, 3/01/21	48	51,943
Nabors Industries, Inc.
5.50%, 1/15/23 (c)	1,228	1,162,977
Noble Energy, Inc.
3.90%, 11/15/24	890	911,609
4.15%, 12/15/21	10	10,531
8.25%, 3/01/19	2,449	2,682,218
Occidental Petroleum Corp.
3.125%, 2/15/22	20	20,538
Phillips 66
4.30%, 4/01/22	94	100,638
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24	1,219	1,188,586
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23	251	260,330
Sabine Pass Liquefaction LLC
5.00%, 3/15/27	811	863,188
Spectra Energy Partners LP
3.50%, 3/15/25	20	19,900
TransCanada PipeLines Ltd.
3.392% (LIBOR 3 Month + 2.21%), 5/15/67 (a)	1,445	1,374,296
3.80%, 10/01/20	10	10,474
Valero Energy Corp.
9.375%, 3/15/19	6	6,710
Williams Partners LP
3.90%, 1/15/25	30	30,350
4.125%, 11/15/20	784	818,316

		16,709,446

Other Industrial - 0.2%
Alfa SAB de CV
5.25%, 3/25/24 (c)	915	985,913

Services - 0.2%
S&P Global, Inc.
4.40%, 2/15/26	1,170	1,256,556
Total System Services, Inc.
3.75%, 6/01/23	9	9,338

		1,265,894

Technology - 1.3%
Agilent Technologies, Inc.
5.00%, 7/15/20	25	26,850
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 1/15/24 (c)	309	316,873
3.875%, 1/15/27 (c)	671	688,963

		Principal Amount (000)	U.S. $ Value
Dell International LLC/EMC Corp.
5.45%, 6/15/23 (c)		1,560	1,697,452
6.02%, 6/15/26 (c)		246	271,530
Fidelity National Information Services, Inc.
5.00%, 10/15/25		3	3,324
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (b)		20	20,639
HP Enterprise Services LLC
7.45%, 10/15/29		35	42,580
HP, Inc.
3.75%, 12/01/20		11	11,488
4.65%, 12/09/21		917	989,516
Intel Corp.
4.80%, 10/01/41		75	85,788
KLA-Tencor Corp.
4.65%, 11/01/24		1,218	1,314,441
Lam Research Corp.
2.80%, 6/15/21		484	490,849
Motorola Solutions, Inc.
3.50%, 3/01/23		55	54,999
7.50%, 5/15/25		243	289,685
Seagate HDD Cayman
4.75%, 1/01/25		687	692,050
Western Digital Corp.
7.375%, 4/01/23 (c)		864	948,240
Xerox Corp.
2.80%, 5/15/20		22	22,066

			7,967,333

Transportation - Services - 0.2%
Adani Ports & Special Economic Zone Ltd.
3.95%, 1/19/22 (c)		925	945,023

			72,941,149

Financial Institutions - 8.7%
Banking - 6.7%
ABN AMRO Bank NV
4.75%, 7/28/25 (c)		269	283,281
American Express Co.
2.65%, 12/02/22		34	34,027
Banco Santander SA
3.50%, 4/11/22		1,000	1,022,910
Bank of America Corp.
2.881%, 4/24/23		1,535	1,539,191
3.824%, 1/20/28		1,550	1,578,086
4.20%, 8/26/24		56	58,136
5.00%, 5/13/21		10	10,909
5.625%, 7/01/20		240	262,781
5.875%, 1/05/21		35	38,914
Series L
2.60%, 1/15/19		1,890	1,907,218
5.65%, 5/01/18		25	25,784
BNP Paribas SA
3.80%, 1/10/24 (c)		552	573,688
Series E
2.25%, 1/11/27 (c)	EUR	476	550,443

		Principal Amount (000)	U.S. $ Value
BPCE SA
5.70%, 10/22/23 (c)	U.S.$	379	421,236
Capital One Financial Corp.
4.75%, 7/15/21		90	97,062
Citigroup, Inc.
3.875%, 3/26/25		1,345	1,354,052
Compass Bank
2.875%, 6/29/22		1,535	1,528,492
5.50%, 4/01/20		1,454	1,546,242
Cooperatieve Rabobank UA
3.95%, 11/09/22		443	463,063
4.375%, 8/04/25		1,044	1,093,997
Credit Agricole SA/London
4.125%, 1/10/27 (c)		659	688,615
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 3/26/25		907	915,489
3.80%, 6/09/23		1,440	1,482,710
Fifth Third Bancorp
3.50%, 3/15/22		41	42,450
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/21		1,144	1,128,728
3.75%, 5/22/25		501	512,002
3.85%, 7/08/24		1,770	1,836,817
5.75%, 1/24/22		260	292,690
Series D
6.00%, 6/15/20		1,203	1,327,474
Series G
7.50%, 2/15/19		130	141,076
HSBC Holdings PLC
4.00%, 3/30/22		90	94,830
5.10%, 4/05/21		115	124,972
JPMorgan Chase & Co.
3.22%, 3/01/25		1,555	1,559,338
3.625%, 5/13/24		107	110,331
4.35%, 8/15/21		20	21,387
4.40%, 7/22/20		170	180,831
4.50%, 1/24/22		45	48,712
4.625%, 5/10/21		60	64,644
Lloyds Banking Group PLC
4.65%, 3/24/26		614	639,690
Mitsubishi UFJ Financial Group, Inc.
3.85%, 3/01/26		286	298,710
Morgan Stanley
5.625%, 9/23/19		1,098	1,179,417
7.25%, 4/01/32		55	74,972
Series F
3.875%, 4/29/24		31	32,212
Series G
3.75%, 2/25/23		39	40,566
5.50%, 7/24/20-7/28/21		2,018	2,214,670
6.625%, 4/01/18		80	82,767
Nationwide Building Society
4.00%, 9/14/26 (c)		1,580	1,564,042
6.25%, 2/25/20 (c)		1,490	1,641,876
PNC Financial Services Group, Inc. (The)
5.125%, 2/08/20		90	96,718
Santander Issuances SAU

		Principal Amount (000)	U.S. $ Value
3.25%, 4/04/26 (c)	EUR	400	487,332
5.179%, 11/19/25	U.S.$	800	858,272
Santander UK Group Holdings PLC
2.875%, 8/05/21		1,248	1,249,622
State Street Corp.
3.70%, 11/20/23		45	47,514
Sumitomo Mitsui Banking Corp.
1.966%, 1/11/19		903	902,594
UBS AG/Stamford CT
7.625%, 8/17/22		1,334	1,567,423
UBS Group Funding Switzerland AG
4.125%, 9/24/25 (c)		836	875,183
US Bancorp
Series J
5.30%, 4/15/27 (d)		652	693,898
Wells Fargo & Co.
3.069%, 1/24/23		1,221	1,236,067

			40,746,153

Finance - 0.0%
HSBC Finance Corp.
6.676%, 1/15/21		101	113,946

Insurance - 0.8%
Anthem, Inc.
3.30%, 1/15/23		33	33,710
Coventry Health Care, Inc.
5.45%, 6/15/21		20	22,039
Guardian Life Insurance Co. of America (The)
7.375%, 9/30/39 (c)		923	1,320,721
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20		86	93,193
Humana, Inc.
6.30%, 8/01/18		30	31,391
7.20%, 6/15/18		40	42,010
Lincoln National Corp.
8.75%, 7/01/19		225	253,132
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (c)		7	11,395
MetLife Capital Trust IV
7.875%, 12/15/37 (c)		970	1,305,484
MetLife, Inc.
4.75%, 2/08/21		350	380,002
10.75%, 8/01/39		10	16,650
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (c)		377	636,410
Prudential Financial, Inc.
4.50%, 11/15/20		86	92,127
Reliance Standard Life Global Funding II
2.50%, 4/24/19 (c)		80	80,544
Swiss Re America Holding Corp.
7.00%, 2/15/26		35	43,312
XLIT Ltd.
3.25%, 6/29/47	EUR	310	350,264

		Principal Amount (000)	U.S. $ Value
6.25%, 5/15/27	U.S.$	195	232,171

			4,944,555

REITS - 1.2%
American Tower Corp.
2.80%, 6/01/20		31	31,435
4.70%, 3/15/22		30	32,471
5.05%, 9/01/20		2,305	2,480,756
HCP, Inc.
5.375%, 2/01/21		7	7,624
Host Hotels & Resorts LP
Series D
3.75%, 10/15/23		45	45,846
Trust F/1401
5.25%, 1/30/26 (c)		970	1,006,329
Welltower, Inc.
4.00%, 6/01/25		3,325	3,442,771

			7,047,232

			52,851,886

Utility - 0.5%
Electric - 0.5%
Berkshire Hathaway Energy Co.
6.125%, 4/01/36		110	141,623
Duke Energy Carolinas LLC
3.90%, 6/15/21		42	44,517
Engie SA
1.625%, 10/10/17 (c)		32	31,997
Exelon Corp.
2.85%, 6/15/20		30	30,470
5.15%, 12/01/20		594	638,520
Israel Electric Corp., Ltd.
Series 6
5.00%, 11/12/24 (c)		1,117	1,203,568
Pacific Gas & Electric Co.
4.50%, 12/15/41		55	59,057
6.05%, 3/01/34		35	45,163
TECO Finance, Inc.
5.15%, 3/15/20		695	736,387
Union Electric Co.
6.70%, 2/01/19		30	32,133
Wisconsin Electric Power Co.
4.25%, 12/15/19		23	24,266

			2,987,701

Natural Gas - 0.0%
NiSource Finance Corp.
6.80%, 1/15/19		16	17,092

	Principal Amount (000)	U.S. $ Value
Sempra Energy
4.05%, 12/01/23	105	110,992

		128,084

		3,115,785

Total Corporates - Investment Grade (cost $123,688,627)		128,908,820

GOVERNMENTS - TREASURIES - 15.8%
United States - 15.8%
U.S. Treasury Bonds
2.75%, 8/15/42	190	187,952
2.875%, 5/15/43-11/15/46	1,389	1,397,702
3.00%, 11/15/44-2/15/47	894	922,400
3.125%, 2/15/43	280	295,881
3.375%, 5/15/44	102	112,742
3.625%, 8/15/43	31	35,554
3.75%, 11/15/43	75	88,184
4.50%, 2/15/36	1,066	1,375,548
U.S. Treasury Notes
0.50%, 7/31/17	235	234,890
0.625%, 8/31/17-11/30/17	987	986,076
0.75%, 10/31/17-2/28/18	470	468,808
0.875%, 11/30/17-1/31/18	700	699,082
1.125%, 1/31/19-2/28/21	12,471	12,425,104
1.25%, 12/31/18-4/30/19	35,954	35,878,975
1.375%, 2/29/20-5/31/21	217	214,318
1.50%, 1/31/19-5/31/20	642	642,155
1.50%, 11/30/19 (e)	2,695	2,697,527
1.625%, 6/30/19-5/15/26	3,166	3,051,203
1.75%, 10/31/20-5/31/22	10,431	10,369,559
1.875%, 4/30/22	2,580	2,579,597
2.00%, 12/31/21-11/15/26	14,699	14,545,098
2.125%, 8/15/21	125	126,758
2.375%, 8/15/24-5/15/27	4,727	4,780,832
2.75%, 2/15/24	1,900	1,976,178
3.75%, 11/15/18	328	338,247

Total Governments - Treasuries (cost $96,403,831)		96,430,370

ASSET-BACKED SECURITIES - 11.8%
Autos - Fixed Rate - 7.6%
Ally Auto Receivables Trust
Series 2015-2, Class A3
1.49%, 11/15/19	918	917,704
Ally Master Owner Trust
Series 2012-4, Class A
1.72%, 7/15/19	2,525	2,525,006
Series 2015-3, Class A
1.63%, 5/15/20	89	89,011
Americredit Automobile Receivables Trust
Series 2016-4, Class A2A
1.34%, 4/08/20	858	857,332
Avis Budget Rental Car Funding AESOP LLC
Series 2013-2A, Class A
2.97%, 2/20/20 (c)	2,535	2,561,102

	Principal Amount (000)	U.S. $ Value
Series 2016-1A, Class A
2.99%, 6/20/22 (c)	742	746,034
Bank of The West Auto Trust
Series 2015-1, Class A3
1.31%, 10/15/19 (c)	1,437	1,435,747
California Republic Auto Receivables Trust
Series 2014-2, Class A4
1.57%, 12/16/19	614	613,737
Series 2015-2, Class A3
1.31%, 8/15/19	382	382,279
Capital Auto Receivables Asset Trust
Series 2014-1, Class B
2.22%, 1/22/19	296	296,062
CarMax Auto Owner Trust
Series 2015-4, Class A3
1.56%, 11/16/20	64	63,941
Chrysler Capital Auto Receivables Trust
Series 2015-BA, Class A3
1.91%, 3/16/20 (c)	844	845,689
CPS Auto Receivables Trust
Series 2013-B, Class A
1.82%, 9/15/20 (c)	228	228,301
CPS Auto Trust
Series 2017-A, Class A
1.68%, 8/17/20 (c)	601	599,346
Drive Auto Receivables Trust
Series 2016-CA, Class A3
1.67%, 11/15/19 (c)	940	939,993
Series 2017-BA, Class A1
1.20%, 4/16/18 (c)	797	796,681
Series 2017-BA, Class A3
1.74%, 6/17/19 (c)	1,220	1,220,257
Enterprise Fleet Financing LLC
Series 2014-2, Class A2
1.05%, 3/20/20 (c)	118	117,884
Series 2015-1, Class A2
1.30%, 9/20/20 (c)	619	618,642
Exeter Automobile Receivables Trust
Series 2016-1A, Class D
8.20%, 2/15/23 (c)	520	554,407
Series 2016-3A, Class A
1.84%, 11/16/20 (c)	404	403,116
Series 2017-2A, Class A
2.11%, 6/15/21 (c)	977	976,269
Fifth Third Auto Trust
Series 2014-3, Class A4
1.47%, 5/17/21	1,447	1,446,465
First Investors Auto Owner Trust
Series 2016-2A, Class A1
1.53%, 11/16/20 (c)	675	673,389
Flagship Credit Auto Trust
Series 2016-2, Class D
8.56%, 11/15/23 (c)	620	670,302
Series 2016-4, Class A2
1.96%, 2/16/21 (c)	635	633,426

	Principal Amount (000)	U.S. $ Value
Series 2016-4, Class D
3.89%, 11/15/22 (c)	570	574,058
Ford Credit Auto Owner Trust
Series 2014-2, Class A
2.31%, 4/15/26 (c)	2,407	2,431,561
Series 2016-1, Class A
2.31%, 8/15/27 (c)	1,232	1,238,605
Ford Credit Floorplan Master Owner Trust
Series 2015-2, Class A1
1.98%, 1/15/22	1,688	1,683,362
Series 2017-1, Class A1
2.07%, 5/15/22	935	935,169
GM Financial Automobile Leasing Trust
Series 2015-2, Class A3
1.68%, 12/20/18	1,975	1,976,584
Series 2015-3, Class A3
1.69%, 3/20/19	2,050	2,051,566
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1
1.65%, 5/15/20 (c)	1,078	1,077,763
Harley-Davidson Motorcycle Trust
Series 2014-1, Class A3
1.10%, 9/15/19	392	391,528
Series 2015-1, Class A3
1.41%, 6/15/20	792	791,874
Series 2015-2, Class A3
1.30%, 3/16/20	67	67,107
Hertz Vehicle Financing II LP
Series 2015-1A, Class B
3.52%, 3/25/21 (c)	669	670,407
Series 2015-2A, Class A
2.02%, 9/25/19 (c)	924	919,821
Series 2015-2A, Class C
3.95%, 9/25/19 (c)	600	594,700
Hertz Vehicle Financing LLC
Series 2013-1A, Class A2
1.83%, 8/25/19 (c)	3,845	3,832,142
Hyundai Auto Lease Securitization Trust
Series 2015-B, Class A3
1.40%, 11/15/18 (c)	714	714,064
Mercedes Benz Auto Lease Trust
Series 2015-B, Class A3
1.34%, 7/16/18	987	986,729
Nissan Auto Lease Trust
Series 2015-A, Class A3
1.40%, 6/15/18	316	316,022
Porsche Innovative Lease Owner Trust
Series 2015-1, Class A4
1.43%, 5/21/21 (c)	100	99,973
Santander Drive Auto Receivables Trust
Series 2013-2, Class E
2.98%, 4/15/20 (c)	1,556	1,562,537
Volkswagen Auto Loan Enhanced Trust
Series 2014-1, Class A3
0.91%, 10/22/18	5	5,390

	Principal Amount (000)	U.S. $ Value
Westlake Automobile Receivables Trust
Series 2016-2A, Class A2
1.57%, 6/17/19 (c)	523	522,757
Westlake Automobile Receivables Trust
Series 2015-3A, Class A2A
1.42%, 5/17/21 (c)	51	50,791
Wheels SPV 2 LLC
Series 2016-1A, Class A3
1.87%, 5/20/25 (c)	1,325	1,317,344

		46,023,976

Other ABS - Fixed Rate - 1.3%
Ascentium Equipment Receivables Trust
Series 2016-1A, Class A2
1.75%, 11/13/18 (c)	226	226,008
CNH Equipment Trust
Series 2014-B, Class A4
1.61%, 5/17/21	1,156	1,156,884
Series 2015-A, Class A4
1.85%, 4/15/21	1,170	1,173,062
Dell Equipment Finance Trust
Series 2015-1, Class A3
1.30%, 3/23/20 (c)	36	35,712
Marlette Funding Trust
Series 2016-1A, Class A
3.06%, 1/17/23 (c)	269	268,981
Series 2017-1A, Class A
2.827%, 3/15/24 (c)	678	679,939
Series 2017-2A, Class A
2.39%, 7/15/24 (c)	1,137	1,136,997
SBA Tower Trust
3.156%, 10/15/20 (c)	1,340	1,366,184
SoFi Consumer Loan Program LLC
Series 2016-2, Class A
3.09%, 10/27/25 (c)	528	532,901
Series 2016-3, Class A
3.05%, 12/26/25 (c)	657	662,009
Series 2017-2, Class A
3.28%, 2/25/26 (c)	872	883,627
Volvo Financial Equipment LLC
Series 2015-1A, Class A3
1.51%, 6/17/19 (c)	48	48,243

		8,170,547

Autos - Floating Rate - 1.2%
BMW Floorplan Master Owner Trust
Series 2015-1A, Class A
1.659% (LIBOR 1 Month + 0.50%), 7/15/20 (a)(c)	1,949	1,955,373
NCF Dealer Floorplan Master Trust
Series 2014-1A, Class A
2.712% (LIBOR 1 Month + 1.50%), 10/20/20 (a)(c)	1,613	1,612,998

	Principal Amount (000)	U.S. $ Value
Volkswagen Credit Auto Master Trust
Series 2014-1A, Class A1
1.562% (LIBOR 1 Month + 0.35%), 7/22/19 (a)(c)	620	620,035
Wells Fargo Dealer Floorplan Master Note Trust
Series 2014-1, Class A
1.592% (LIBOR 1 Month + 0.38%), 7/20/19 (a)	1,165	1,165,133
Series 2015-1, Class A
1.712% (LIBOR 1 Month + 0.50%), 1/20/20 (a)	2,052	2,055,741

		7,409,280

Credit Cards - Fixed Rate - 1.1%
Barclays Dryrock Issuance Trust
Series 2015-4, Class A
1.72%, 8/16/21	1,130	1,130,613
Capital One Multi-Asset Execution Trust
Series 2015-A5, Class A5
1.60%, 5/17/21	1,004	1,004,569
Chase Issuance Trust
Series 2013-A1, Class A1
1.30%, 2/18/20	100	99,903
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22	1,942	1,956,502
Series 2015-3, Class A
1.74%, 9/15/21	1,702	1,703,453
World Financial Network Credit Card Master Trust
Series 2013-A, Class A
1.61%, 12/15/21	100	100,009
Series 2016-B, Class A
1.44%, 6/15/22	756	754,109

		6,749,158

Credit Cards - Floating Rate - 0.5%
Discover Card Execution Note Trust
Series 2015-A1, Class A1
1.509% (LIBOR 1 Month + 0.35%), 8/17/20 (a)	1,933	1,936,673
World Financial Network Credit Card Master Trust
Series 2015-A, Class A
1.639% (LIBOR 1 Month + 0.48%), 2/15/22 (a)	1,322	1,325,351

		3,262,024

Home Equity Loans - Floating Rate - 0.1%
Asset Backed Funding Certificates Trust
Series 2003-WF1, Class A2
2.341% (LIBOR 1 Month + 1.13%), 12/25/32 (a)	185	181,444

	Principal Amount (000)	U.S. $ Value
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
Series 2004-1, Class 1A
1.516% (LIBOR 1 Month + 0.30%), 4/25/34 (a)	91	88,915

		270,359

Home Equity Loans - Fixed Rate - 0.0%
Credit-Based Asset Servicing & Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33	125	125,963

Total Asset-Backed Securities (cost $71,805,163)		72,011,307

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.2%
Non-Agency Fixed Rate CMBS - 5.0%
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class AJ
5.611%, 9/11/41	10	10,216
BHMS Commercial Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (c)	1,705	1,726,329
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (c)	2,495	2,580,736
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class D
5.014%, 9/10/45 (c)	930	855,723
Series 2015-GC27, Class A5
3.137%, 2/10/48	1,333	1,339,373
Series 2016-C1, Class A4
3.209%, 5/10/49	2,238	2,255,671
Commercial Mortgage Loan Trust
Series 2008-LS1, Class A1A
6.335%, 12/10/49	134	134,639
Commercial Mortgage Pass Through Certificates
Series 2012-CR3, Class E
4.927%, 10/15/45 (c)	889	767,575
Commercial Mortgage Trust
Series 2013-CR6, Class A2
2.122%, 3/10/46	195	195,312
Series 2013-SFS, Class A1
1.873%, 4/12/35 (c)	789	777,264
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A 4
3.718%, 8/15/48	1,127	1,172,630
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (c)	2,447	2,476,848
GS Mortgage Securities Trust
Series 2013-G1, Class A2
3.557%, 4/10/31 (c)	1,499	1,497,427

	Principal Amount (000)	U.S. $ Value
Series 2013-GC16, Class A2
3.033%, 11/10/46	118	119,200
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AM
5.372%, 5/15/47	403	402,734
Series 2011-C5, Class D
5.588%, 8/15/46 (c)	224	226,975
Series 2012-C6, Class E
5.299%, 5/15/45 (c)	712	640,614
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class D
4.721%, 8/15/46 (c)	472	415,971
Series 2015-C31, Class A3
3.801%, 8/15/48	1,221	1,280,196
Series 2015-C32, Class C
4.818%, 11/15/48	1,000	963,273
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39	421	366,774
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2
2.767%, 1/20/41 (c)	653	653,265
Series 2015-3, Class A2
2.729%, 4/20/48 (c)	1,161	1,167,260
Series 2016-4, Class A2
2.579%, 3/10/49 (c)	1,099	1,073,121
ML-CFC Commercial Mortgage Trust
Series 2007-9, Class A4
5.70%, 9/12/49	147	147,510
Morgan Stanley Capital I Trust
Series 2005-IQ9, Class D
5.00%, 7/15/56	619	618,993
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A5
2.85%, 12/10/45	2,192	2,210,129
Wachovia Bank Commercial Mortgage Trust
Series 2006-C26, Class A1A
6.009%, 6/15/45	41	40,438
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1, Class C
4.619%, 9/15/48	975	942,343
Series 2016-NXS6, Class C
4.453%, 11/15/49	1,030	1,025,271
WF-RBS Commercial Mortgage Trust
Series 2013-C14, Class A5
3.337%, 6/15/46	1,335	1,376,502
Series 2013-C15, Class A4
4.153%, 8/15/46 (b)	115	123,366
Series 2014-C20, Class A2
3.036%, 5/15/47	1,163	1,185,173

		30,768,851

Non-Agency Floating Rate CMBS - 1.1%
CGBAM Commercial Mortgage Trust

	Principal Amount (000)	U.S. $ Value
Series 2016-IMC, Class A
3.072% (LIBOR 1 Month + 1.90%), 11/15/21 (a)(c)	634	633,997
Series 2016-IMC, Class C
5.122% (LIBOR 1 Month + 3.95%), 11/15/21 (a)(c)	383	384,419
CSMC Mortgage-Backed Trust
Series 2016-MFF, Class D
5.367% (LIBOR 1 Month + 4.60%), 11/15/33 (a)(c)	393	395,210
H/2 Asset Funding NRE
Series 2015-1A
2.866% (LIBOR 1 Month + 1.65%), 6/24/49 (a)(f)	659	658,878
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-SGP, Class A
2.859% (LIBOR 1 Month + 1.70%), 7/15/36 (a)(c)	1,601	1,605,016
Morgan Stanley Capital I Trust
Series 2015-XLF2, Class AFSA
2.997% (LIBOR 1 Month + 1.87%), 8/15/26 (a)(c)	458	457,440
Series 2015-XLF2, Class SNMA
3.077% (LIBOR 1 Month + 1.95%), 11/15/26 (a)(c)	518	513,526
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A
2.222% (LIBOR 1 Month + 1.05%), 4/15/32 (a)(c)	84	83,661
Starwood Retail Property Trust
Series 2014-STAR, Class A
2.347% (LIBOR 1 Month + 1.22%), 11/15/27 (a)(c)	2,089	2,068,516

		6,800,663

Agency CMBS - 0.1%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
Series K010, Class A1
3.32%, 7/25/20	32	32,646
Series K011, Class A1
2.917%, 8/25/20	31	31,506
Series K021, Class A1
1.603%, 1/25/22	67	66,804
Series K025, Class A1
1.875%, 4/25/22	102	102,062

		Principal Amount (000)	U.S. $ Value
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K008, Class A2
3.531%, 6/25/20		78	81,035

			314,053

Total Commercial Mortgage-Backed Securities (cost $38,210,067)			37,883,567

INFLATION-LINKED SECURITIES - 5.9%
Japan - 1.0%
Japanese Government CPI Linked Bond
Series 2022
0.10%, 3/10/27	JPY	638,201	5,953,610

United States - 4.9%
U.S. Treasury Inflation Index
0.125%, 4/15/19-4/15/20 (TIPS)	U.S.$	14,687	14,692,931
0.25%, 1/15/25 (TIPS)		6,360	6,245,371
0.375%, 7/15/25 (TIPS)		9,317	9,247,590

			30,185,892

Total Inflation-Linked Securities (cost $36,587,424)			36,139,502

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.3%
Risk Share Floating Rate - 3.8%
Bellemeade Re II Ltd.
Series 2016-1A, Class M2B
7.716% (LIBOR 1 Month + 6.50%), 4/25/26 (a)(f)		555	576,949
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
5.466% (LIBOR 1 Month + 4.25%), 11/25/23 (a)		1,760	1,964,648
Series 2014-DN3, Class M3
5.216% (LIBOR 1 Month + 4.00%), 8/25/24 (a)		840	912,639
Series 2014-DN4, Class M3
5.766% (LIBOR 1 Month + 4.55%), 10/25/24 (a)		297	327,539
Series 2014-HQ3, Class M3
5.966% (LIBOR 1 Month + 4.75%), 10/25/24 (a)		962	1,066,357
Series 2015-DNA1, Class M3
4.516% (LIBOR 1 Month + 3.30%), 10/25/27 (a)		305	338,141
Series 2015-DNA2, Class M2
3.816% (LIBOR 1 Month + 2.60%), 12/25/27 (a)		1,278	1,308,127
Series 2015-HQ1, Class M2
3.416% (LIBOR 1 Month + 2.20%), 3/25/25 (a)		280	283,431
Series 2015-HQA1, Class M2

	Principal Amount (000)	U.S. $ Value
3.866% (LIBOR 1 Month + 2.65%), 3/25/28 (a)	1,171	1,200,437
Series 2015-HQA2, Class M2
4.016% (LIBOR 1 Month + 2.80%), 5/25/28 (a)	474	489,550
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M1
2.416% (LIBOR 1 Month + 1.20%), 7/25/24 (a)	88	88,337
Series 2014-C04, Class 1M2
6.116% (LIBOR 1 Month + 4.90%), 11/25/24 (a)	902	1,029,563
Series 2014-C04, Class 2M2
6.216% (LIBOR 1 Month + 5.00%), 11/25/24 (a)	304	343,136
Series 2015-C01, Class 1M2
5.516% (LIBOR 1 Month + 4.30%), 2/25/25 (a)	629	681,940
Series 2015-C01, Class 2M2
5.766% (LIBOR 1 Month + 4.55%), 2/25/25 (a)	729	787,780
Series 2015-C02, Class 1M2
5.216% (LIBOR 1 Month + 4.00%), 5/25/25 (a)	1,020	1,102,168
Series 2015-C02, Class 2M2
5.216% (LIBOR 1 Month + 4.00%), 5/25/25 (a)	723	770,324
Series 2015-C03, Class 1M2
6.216% (LIBOR 1 Month + 5.00%), 7/25/25 (a)	1,173	1,308,050
Series 2015-C03, Class 2M2
6.216% (LIBOR 1 Month + 5.00%), 7/25/25 (a)	1,250	1,386,263
Series 2015-C04, Class 1M2
6.916% (LIBOR 1 Month + 5.70%), 4/25/28 (a)	367	418,044
Series 2015-C04, Class 2M2
6.766% (LIBOR 1 Month + 5.55%), 4/25/28 (a)	1,152	1,294,898
Series 2016-C01, Class 1M2
7.966% (LIBOR 1 Month + 6.75%), 8/25/28 (a)	1,131	1,367,726
Series 2016-C01, Class 2M2
8.166% (LIBOR 1 Month + 6.95%), 8/25/28 (a)	849	1,018,943
Series 2016-C02, Class 1M2
7.216% (LIBOR 1 Month + 6.00%), 9/25/28 (a)	925	1,082,494
Series 2016-C03, Class 2M2
7.116% (LIBOR 1 Month + 5.90%), 10/25/28 (a)	788	917,672

	Principal Amount (000)	U.S. $ Value
JP Morgan Madison Avenue Securities Trust
Series 2014-CH1, Class M2
5.466% (LIBOR 1 Month + 4.25%), 11/25/24 (a)(f)	240	261,864
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
6.466% (LIBOR 1 Month + 5.25%), 11/25/25 (a)(f)	733	797,258
Series 2015-WF1, Class 2M2
6.716% (LIBOR 1 Month + 5.50%), 11/25/25 (a)(f)	206	235,489

		23,359,767

Non-Agency Fixed Rate – 1.1%
Alternative Loan Trust
Series 2005-20CB, Class 3A6
5.50%, 7/25/35	168	159,861
Series 2005-57CB, Class 4A3
5.50%, 12/25/35	383	351,465
Series 2006-23CB, Class 1A7
6.00%, 8/25/36	253	244,638
Series 2006-24CB, Class A16
5.75%, 6/25/36	749	619,382
Series 2006-28CB, Class A14
6.25%, 10/25/36	527	461,801
Series 2006-J1, Class 1A13
5.50%, 2/25/36	434	393,478
Chase Mortgage Finance Trust
Series 2007-S5, Class 1A17
6.00%, 7/25/37	228	207,369
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
3.234%, 5/25/35	402	401,899
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-10, Class 1A8
6.00%, 5/25/36	376	317,584
Series 2006-13, Class 1A19
6.25%, 9/25/36	171	145,882
Credit Suisse Mortgage Trust
Series 2010-6R, Class 3A2
5.875%, 1/26/38 (c)	726	595,290
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA3, Class A9
6.00%, 7/25/36	636	525,028
JP Morgan Alternative Loan Trust
Series 2006-A3, Class 2A1
3.515%, 7/25/36	264	222,841
JP Morgan Mortgage Trust
Series 2007-S3, Class 1A8
6.00%, 8/25/37	311	271,993
RBSSP Resecuritization Trust
Series 2009-7, Class 10A3
6.00%, 8/26/37 (c)	933	811,816
Series 2010-9, Class 7A6

	Principal Amount (000)	U.S. $ Value
6.00%, 5/26/37 (b)(c)	904	714,234
Residential Funding Mortgage Securities I Trust
Series 2005-SA3, Class 3A
3.64%, 8/25/35	11	10,179
Wells Fargo Mortgage Backed Securities Trust
Series 2007-8, Class 2A5
5.75%, 7/25/37	188	186,775

		6,641,515

Non-Agency Floating Rate - 0.2%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
1.406% (LIBOR 1 Month + 0.19%), 12/25/36 (a)	1,543	932,875
HomeBanc Mortgage Trust
Series 2005-1, Class A1
1.466% (LIBOR 1 Month + 0.25%), 3/25/35 (a)	578	506,827

		1,439,702

Agency Floating Rate - 0.1%
Federal National Mortgage Association REMICs
Series 2011-131, Class ST
5.324% (6.54%-LIBOR 1 Month), 12/25/41 (a)(g)	2,317	506,571

Agency Fixed Rate - 0.1%
Federal National Mortgage Association Grantor Trust
Series 2004-T5, Class AB4
1.668%, 5/28/35	323	288,775

Total Collateralized Mortgage Obligations (cost $30,463,014)		32,236,330

CORPORATES - NON-INVESTMENT GRADE - 2.8%
Industrial - 1.8%
Basic - 0.2%
Anglo American Capital PLC
3.75%, 4/10/22 (c)	200	201,518
NOVA Chemicals Corp.
5.25%, 8/01/23 (c)	645	663,111
SPCM SA
4.875%, 9/15/25 (c)	533	543,655

		1,408,284

		Principal Amount (000)	U.S. $ Value
Communications - Media - 0.1%
CSC Holdings LLC
6.75%, 11/15/21		225	249,082
SFR Group SA
5.375%, 5/15/22 (c)	EUR	274	326,415
Ziggo Secured Finance BV
5.50%, 1/15/27 (c)	U.S.$	262	269,294

			844,791

Communications - Telecommunications - 0.5%
CenturyLink, Inc.
Series Y
7.50%, 4/01/24		414	454,005
Sprint Capital Corp.
6.90%, 5/01/19		1,825	1,948,516
Wind Acquisition Finance SA
4.75%, 7/15/20 (c)		605	611,419

			3,013,940

Consumer Cyclical - Automotive - 0.1%
Adient Global Holdings Ltd.
4.875%, 8/15/26 (c)		258	258,402
Allison Transmission, Inc.
5.00%, 10/01/24 (c)		311	319,338

			577,740

Consumer Cyclical - Other - 0.4%
International Game Technology PLC
6.25%, 2/15/22 (c)		635	694,112
6.50%, 2/15/25 (c)		890	981,474
KB Home
4.75%, 5/15/19		552	568,936

			2,244,522

Consumer Cyclical - Retailers - 0.1%
Hanesbrands, Inc.
4.625%, 5/15/24 (c)		384	390,332

Consumer Non-Cyclical - 0.1%
Lamb Weston Holdings, Inc.
4.625%, 11/01/24 (c)		160	164,467
4.875%, 11/01/26 (c)		159	164,646
Valeant Pharmaceuticals International, Inc.
6.125%, 4/15/25 (c)		715	606,199

			935,312

Energy - 0.1%
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		643	417,455
SM Energy Co.
6.50%, 1/01/23		72	68,745

			486,200

		Principal Amount (000)	U.S. $ Value
Technology - 0.1%
Dell International LLC/EMC Corp.
7.125%, 6/15/24 (c)		335	368,362

Transportation - Services - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc
5.25%, 3/15/25 (c)		535	505,955

			10,775,438

Financial Institutions - 1.0%
Banking - 0.8%
Bank of America Corp.
Series Z
6.50%, 10/23/24 (d)		399	444,430
Barclays Bank PLC
6.86%, 6/15/32 (c)(d)		226	263,502
Credit Suisse Group AG
7.50%, 12/11/23 (c)(d)		283	317,577
Intesa Sanpaolo SpA
5.017%, 6/26/24 (c)		1,001	1,016,556
Series E
3.928%, 9/15/26 (c)	EUR	231	278,960
Royal Bank of Scotland Group PLC
8.625%, 8/15/21 (d)	U.S.$	940	1,024,243
Series U
7.64%, 9/30/17 (d)		700	671,209
Standard Chartered PLC
2.68% (LIBOR 3 Month + 1.51%), 1/30/27 (a)(c)(d)		400	340,184
7.50%, 4/02/22 (c)(d)		453	484,710
7.75%, 4/02/23 (c)(d)		200	215,440

			5,056,811

Finance - 0.2%
Navient Corp.
6.625%, 7/26/21		935	1,004,564

			6,061,375

Total Corporates - Non-Investment Grad (cost $16,595,617)			16,836,813

AGENCIES - 2.5%
Agency Debentures - 2.5%
Federal National Mortgage Association
6.625%, 11/15/30		260	371,101
6.25%, 5/15/29		355	481,543
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20		15,316	14,504,252

Total Agencies (cost $14,511,702)			15,356,896

		Principal Amount (000)	U.S. $ Value
EMERGING MARKETS - TREASURIES - 1.1%
Brazil - 1.1%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/21-1/01/27 (cost $5,728,094)	BRL	21,400	$6,393,627

EMERGING MARKETS - CORPORATE BONDS - 0.6%
Industrial - 0.6%
Capital Goods - 0.1%
Odebrecht Finance Ltd.
5.25%, 6/27/29 (c)	U.S.$	1,056	380,160
7.125%, 6/26/42 (c)		474	190,785

			570,945

Communications - Telecommunications - 0.1%
MTN Mauritius Investment Ltd.
5.373%, 2/13/22 (c)		636	655,875

Consumer Non-Cyclical - 0.2%
Marfrig Holdings Europe BV
8.00%, 6/08/23 (c)		580	590,150
Minerva Luxembourg SA
6.50%, 9/20/26 (c)		309	300,889

			891,039

Energy - 0.2%
Petrobras Global Finance BV
6.125%, 1/17/22		706	728,094
Ultrapar International SA
5.25%, 10/06/26 (c)		636	635,205

			1,363,299

Total Emerging Markets - Corporate Bonds (cost $4,103,730)			3,481,158

LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.5%
United States - 0.5%
State of California
Series 2010
7.625%, 3/01/40 (cost $2,142,723)		2,040	3,116,610

QUASI-SOVEREIGNS - 0.3%
Quasi-Sovereign Bonds - 0.3%
Chile - 0.1%
Empresa de Transporte de Pasajeros
Metro SA
4.75%, 2/04/24 (c)		545	591,325

Mexico - 0.2%
Petroleos Mexicanos
3.50%, 1/30/23		10	9,585

		Principal Amount (000)	U.S. $ Value
4.625%, 9/21/23		1,269	1,284,228

			1,293,813

Total Quasi-Sovereigns (cost $1,820,454)			1,885,138

GOVERNMENTS - SOVEREIGN BONDS - 0.2%
Qatar - 0.2%
Qatar Government International Bond
2.375%, 6/02/21 (c) (cost $1,161,989)		1,172	1,142,700

		Shares
COMMON STOCKS - 0.1%
Financials - 0.1%
Insurance - 0.1%
Mt. Logan Re Ltd. (Preference Shares) (h)(i) (cost $521,000)		521	538,095

		Principal Amount (000)
EMERGING MARKETS - SOVEREIGNS - 0.1%
Egypt - 0.1%
Egypt Government International Bond 6.125%, 1/31/22 (c) (cost $405,000)	U.S.$	405	413,606

SUPRANATIONALS - 0.0%
Supranational - 0.0%
International Bank for Reconstruction & Development 9.25%, 7/15/17 (cost $30,079)		30	30,059

SHORT-TERM INVESTMENTS - 17.8%
Agency Discount Note - 7.7%
Federal Home Loan Bank Discount Notes Zero Coupon, 7/05/17-11/10/17 (cost $46,754,174)		46,885	46,754,174

GOVERNMENTS - TREASURIES - 6.8%
Japan - 6.8%
Japan Treasury Discount Bill
Series 673
Zero Coupon, 7/03/17	JPY	2,370,000	21,071,349
Series 687
Zero Coupon, 12/11/17		2,313,000	20,576,254

Total Governments - Treasuries (cost $42,440,736)			41,647,603

		Shares	U.S. $ Value
Investment Companies - 1.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.79% (j)(k) (cost $10,806,287)		10,806,287	10,806,287

		Principal Amount (000)
Commercial Paper - 1.5%
Bank of Tokyo-Mitsubishi UFJ Ltd. Series CP Zero Coupon, 8/11/17 (cost $9,238,576)	U.S.$	9,250	9,238,576

Total Short-Term Investments (cost $109,239,773)			108,446,640

Total Investments - 114.2% (cost $687,610,196) (l)			695,518,551
Other assets less liabilities - (14.2)% (m)			(86,572,133)

Net Assets - 100.0%			$608,946,418

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	142	September 2017	$30,704,456	$30,687,531	$(16,925)
U.S. T-Note 5 Yr (CBT) Futures	411	September 2017	48,549,617	48,430,570	(119,047)
US T-Note 10 Yr (CBT) Futures	288	September 2017	36,236,562	36,153,000	(83,562)
US Ultra Bond (CBT) Futures	360	September 2017	58,549,994	59,715,000	1,165,006
Sold Contracts
Euro-BOBL Futures	407	September 2017	61,808,617	61,221,392	587,225
Japan 10 Yr Bond (OSE) Futures	5	September 2017	6,686,354	6,673,038	13,316

					$1,546,013

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia & New Zealand Banking Group Ltd.	AUD	8,683	USD	6,557	7/10/17	$(116,633)
Australia & New Zealand Banking Group Ltd.	USD	1,849	NZD	2,591	7/10/17	49,237
Bank of America, NA	JPY	2,740,000	USD	24,695	7/14/17	324,316
Bank of America, NA	KRW	2,564,735	USD	2,277	7/27/17	36,728
Bank of America, NA	USD	686	MYR	2,925	8/18/17	(7,170)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	1,567	CNY	10,689	8/16/17	$5,607
Barclays Bank PLC	INR	122,007	USD	1,880	8/22/17	1,846
Citibank, NA	BRL	15,257	USD	4,612	7/05/17	6,543
Citibank, NA	USD	3,820	BRL	12,720	7/05/17	19,717
Citibank, NA	USD	768	BRL	2,537	7/05/17	(2,179)
Citibank, NA	TWD	65,507	USD	2,163	7/28/17	7,844
Citibank, NA	BRL	12,720	USD	3,797	8/02/17	(19,764)
Citibank, NA	USD	889	MYR	3,789	8/18/17	(10,540)
Citibank, NA	USD	3,709	INR	239,939	8/21/17	(14,998)
Citibank, NA	INR	116,838	USD	1,799	8/22/17	728
Credit Suisse International	USD	2,441	NOK	20,594	7/14/17	26,686
Credit Suisse International	USD	2,345	CAD	3,098	8/24/17	46,021
Deutsche Bank AG	BRL	12,316	USD	3,720	7/05/17	1,909
Deutsche Bank AG	USD	3,723	BRL	12,316	7/05/17	(5,282)
Goldman Sachs Bank USA	BRL	2,941	USD	891	7/05/17	3,740
Goldman Sachs Bank USA	USD	889	BRL	2,941	7/05/17	(1,261)
Goldman Sachs Bank USA	NZD	2,856	USD	1,987	7/10/17	(105,475)
Goldman Sachs Bank USA	USD	1,693	AUD	2,229	7/10/17	19,861
Goldman Sachs Bank USA	GBP	1,502	USD	1,941	7/21/17	(15,692)
Goldman Sachs Bank USA	TWD	69,806	USD	2,324	8/16/17	28,058
HSBC Bank USA	SEK	27,603	USD	3,118	7/14/17	(159,580)
HSBC Bank USA	CAD	6,166	USD	4,653	8/24/17	(105,978)
JPMorgan Chase Bank, NA	USD	3,119	SEK	27,099	7/14/17	99,035
JPMorgan Chase Bank, NA	GBP	1,097	USD	1,399	7/21/17	(30,612)
JPMorgan Chase Bank, NA	USD	2,329	TWD	69,992	9/20/17	(26,513)
Morgan Stanley & Co., Inc.	JPY	2,680,000	USD	24,538	7/14/17	701,358
Royal Bank of Scotland PLC	EUR	1,495	USD	1,592	7/13/17	(117,086)
Royal Bank of Scotland PLC	USD	2,006	EUR	1,778	7/13/17	26,387
State Street Bank & Trust Co.	EUR	253	USD	289	7/13/17	537
State Street Bank & Trust Co.	EUR	874	USD	972	7/13/17	(26,883)
State Street Bank & Trust Co.	USD	723	EUR	673	7/13/17	46,314

						$686,826

CENTRALLY CLEARED INTEREST RATE SWAPS

Clearing Broker /(Exchange)	Notional Amount (000)		Termination Date	Rate Type		Unrealized Appreciation/ (Depreciation)
				Payments made by the Fund	Payments received by the Fund
Morgan Stanley & Co., LLC/(CME Group)	MXN	24,454	6/22/20	4 Week TIIE	6.770%	$920
Morgan Stanley & Co., LLC/(CME Group)	JPY	3,005,160	3/31/22	0.099%	6 Month LIBOR	65
Morgan Stanley & Co., LLC/(CME Group)	SEK	52,220	3/31/22	3 Month STIBOR	0.341%	(6,550)
Morgan Stanley & Co., LLC/(CME Group)	NZD	21,110	3/31/22	3 Month BKBM	2.936%	178,237
Morgan Stanley & Co., LLC/(CME Group)		$10,420	9/22/26	1.558%	3 Month LIBOR	571,383
Morgan Stanley & Co., LLC/(CME Group)		2,060	12/21/26	3 Month LIBOR	2.497%	42,306

				Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)		$6,940	4/26/27	2.287%	3 Month LIBOR	$(17,484)
Morgan Stanley & Co., LLC/(CME Group)	MXN	8,911	6/14/27	7.090%	4 Week TIIE	2,564
Morgan Stanley & Co., LLC/(LCH Group)		$1,670	11/08/26	1.657%	3 Month LIBOR	81,900
Morgan Stanley & Co., LLC/(LCH Group)		2,110	11/09/26	1.672%	3 Month LIBOR	100,836

						$954,177

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA
Sprint Communications, Inc., 8.375%, 8/15/17, 6/20/19*	(5.00)%	0.72%	$850	$(72,462)	$(20,520)	$(51,942)
Sprint Communications, Inc., 8.375%, 8/15/17, 6/20/19*	(5.00)	0.72	975	(83,119)	(24,407)	(58,712)
Credit Suisse International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	0.69	3,590	48,834	46,172	2,662
Goldman Sachs International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	0.69	500	6,816	6,876	(60)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	0.69	538	7,341	7,202	139
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	0.69	1,077	14,695	14,418	277
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	345	(40,066)	(48,365)	8,299

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00%	5.74%	$325	$(37,852)	$(46,643)	$8,791
Credit Suisse International
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	914	(106,146)	(62,500)	(43,646)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	1,600	(185,813)	(116,933)	(68,880)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	388	(45,060)	(24,426)	(20,634)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	1,127	(130,883)	(96,606)	(34,277)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	251	(29,150)	(21,516)	(7,634)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	324	(37,626)	(28,363)	(9,263)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	629	(73,048)	(63,436)	(9,612)
Deutsche Bank AG
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	896	(104,056)	(77,903)	(26,153)
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	2.66	1,460	(46,217)	(30,189)	(16,028)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	45	(5,226)	(5,576)	350
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	278	(32,331)	(37,029)	4,698
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	610	(70,841)	(73,754)	2,913
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	610	(70,841)	(73,725)	2,884
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	457	(53,073)	(52,041)	(1,032)
Goldman Sachs International
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	950	(110,326)	(76,768)	(33,558)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	268	(31,124)	(24,479)	(6,645)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	22	(2,555)	(2,084)	(471)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	45	(5,226)	(4,342)	(884)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	45	(5,226)	(4,698)	(528)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	89	(10,336)	(10,156)	(180)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	446	(51,796)	(64,161)	12,365
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	984	(114,276)	(119,764)	5,488
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	306	(35,537)	(34,461)	(1,076)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	369	(42,853)	(27,505)	(15,348)

				$(1,555,379)	$(1,197,682)	$(357,697)

*	Termination date

(a)	Floating Rate Security. Stated interest/floor rate was in effect at June 30, 2017.
(b)	Variable rate coupon, rate shown as of June 30, 2017.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the aggregate market value of these securities amounted to $103,325,414 or 17.0% of net assets.
(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.41% of net assets as of June 30, 2017, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bellemeade Re II Ltd.
Series 2016-1A, Class M2B
7.716%, 4/25/26	4/29/16	$554,719	$576,949	0.09%
H/2 Asset Funding NRE
Series 2015-1A
2.866%, 6/24/49	6/19/15	658,878	658,878	0.11%
JP Morgan Madison Avenue Securities Trust
Series 2014-CH1, Class M2
5.466%, 11/25/24	11/06/15	237,194	261,864	0.04%
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
6.466%, 11/25/25	9/28/15	733,010	797,258	0.13%
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 2M2
6.716%, 11/25/25	9/28/15	206,474	235,489	0.04%

(g)	Inverse interest only security.
(h)	The security is subject to a 12 month lock-up period, after which semi-annual redemptions are permitted.
(i)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt. Logan Re Ltd.
(Preference Shares)	12/30/14	$521,000	$538,095	0.09%

(j)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(k)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(l)	As of June 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $12,586,367 and gross unrealized depreciation of investments was $(4,678,012), resulting in net unrealized appreciation of $7,908,355.
(m)	An amount of U.S. $1,027,330 has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2017.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
BA	-	Banker’s Acceptance
BKBM	-	Bank Bill Benchmark (New Zealand)

BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
CPI	-	Consumer Price Index
LCH	-	London Clearing House
LIBOR	-	London Interbank Offered Rates
OSE	-	Osaka Securities Exchange
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
STIBOR	-	Stockholm Interbank Offered Rate
TBA	-	To Be Announced
TIIE	-	Banco de México Equilibrium Interbank Interest Rate
TIPS	-	Treasury Inflation Protected Security

Sanford C. Bernstein Fund, Inc.

Intermediate Duration Institutional Portfolio

June 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2017:

Investments in Securities:	Level 1			Level 2	Level 3			Total
Assets:
Mortgage Pass-Throughs	$	– 0	–	$134,267,313	$	– 0	–	$134,267,313
Corporates - Investment Grade		– 0	–	128,908,820		– 0	–	128,908,820
Governments - Treasuries		– 0	–	96,430,370		– 0	–	96,430,370
Asset-Backed Securities		– 0	–	66,084,347		5,926,960		72,011,307
Commercial Mortgage-Backed Securities		– 0	–	29,073,959		8,809,608		37,883,567
Inflation-Linked Securities		– 0	–	36,139,502		– 0	–	36,139,502
Collateralized Mortgage Obligations		– 0	–	31,947,555		288,775		32,236,330
Corporates - Non-Investment Grade		– 0	–	16,836,813		– 0	–	16,836,813
Agencies		– 0	–	15,356,896		– 0	–	15,356,896
Emerging Markets - Treasuries		– 0	–	6,393,627		– 0	–	6,393,627
Emerging Markets - Corporate Bonds		– 0	–	3,481,158		– 0	–	3,481,158
Local Governments - US Municipal Bonds		– 0	–	3,116,610		– 0	–	3,116,610
Quasi-Sovereigns		– 0	–	1,885,138		– 0	–	1,885,138

Investments in Securities:	Level 1		Level 2		Level 3		Total
Governments - Sovereign Bonds	– 0	–	1,142,700		– 0	–	1,142,700
Common Stocks	– 0	–	– 0	–	538,095		538,095
Emerging Markets - Sovereigns	– 0	–	413,606		– 0	–	413,606
Supranationals	– 0	–	30,059		– 0	–	30,059
Short-Term Investments:
Agency Discount Notes	– 0	–	46,754,174		– 0	–	46,754,174
Governments - Treasuries	– 0	–	41,647,603		– 0	–	41,647,603
Investment Companies	10,806,287		– 0	–	– 0	–	10,806,287
Commercial Paper	– 0	–	9,238,576		– 0	–	9,238,576

Total Investments in Securities	10,806,287		669,148,826		15,563,438		695,518,551
Other Financial Instruments (a):
Assets:
Futures	1,765,547		– 0	–	– 0	–	1,765,547
Forward Currency Exchange Contracts	– 0	–	1,452,472		– 0	–	1,452,472
Centrally Cleared Interest Rate Swaps	– 0	–	978,211		– 0	–	978,211
Credit Default Swaps	– 0	–	48,866		– 0	–	48,866
Liabilities:
Futures	(219,534)		– 0	–	– 0	–	(219,534)
Forward Currency Exchange Contracts	– 0	–	(765,646)		– 0	–	(765,646)
Centrally Cleared Interest Rate Swaps	– 0	–	(24,034)		– 0	–	(24,034)
Credit Default Swaps	– 0	–	(406,563)		– 0	–	(406,563)

Total (b)	$12,352,300		$670,432,132		$15,563,438		$698,347,870

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Asset-Backed Securities	Commercial Mortgage-Backed Securities	Collateralized Mortgage Obligations
Balance as of 9/30/16	$4,079,817	$15,356,271	$793,023
Accrued discounts/(premiums)	799	(17,471)	– 0	–
Realized gain (loss)	25,964	(332,630)	– 0	–
Change in unrealized appreciation/depreciation	22,833	(95,127)	2,844
Purchases/Payups	3,827,306	775,871	– 0	–
Sales/Paydowns	(2,029,759)	(7,908,215)	(232,868)
Transfers in to Level 3	– 0	–	1,030,909	285,349
Transfers out of Level 3	– 0	–	– 0	–	(559,573)

Balance as of 6/30/17	$5,926,960	$8,809,608	$288,775

Net change in unrealized appreciation/depreciation from investments held as of 6/30/17	$37,802	$(236,050)	$3,426

Common Stocks	Total
Balance as of 9/30/16	$863,196	$21,092,307
Accrued discounts/(premiums)	– 0	–	(16,672)
Realized gain (loss)	– 0	–	(306,666)
Change in unrealized appreciation/depreciation	(15,101)	(84,551)
Purchases/Payups	– 0	–	4,603,177

	Common Stocks		Total
Sales/Paydowns	(310,000)		(10,480,842)
Transfers in to Level 3	– 0	–	1,316,258
Transfers out of Level 3	– 0	–	(559,573)

Balance as of 6/30/17	$538,095		$15,563,438 (a)

Net change in unrealized appreciation/depreciation from investments held as of 6/30/17	$(15,101)		$(209,923)

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

As of June 30, 2017, all Level 3 securities were priced i) by third party vendors or ii) at net asset value equivalent.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc.—Government Money Market Portfolio for the nine months ended June 30, 2017 is as follows:

Market Value 9/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/17 (000)	Dividend Income (000)
$7,680	$277,263	$274,137	$10,806	$35

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Sanford C. Bernstein Fund II, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 22, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 22, 2017